888206

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

PROCESSED
FEB 10 2005
THOMSON
FINANCIAL
E

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION
RECEIVED
FEB 07 2005
WASH. D.C. 202

OMB APPROVAL
OMB Number: 3235-0076
Expires: May 31, 2005
Estimated average burden hours per response.. . 1

[redacted]

05003637

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.) **NGAS Partners 2005-A, Ltd.**

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [☒] New Filing [☐] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.) **DAUGHERTY PETROLEUM, INC.**

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) **120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KY 40509 (859) 263-3948**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices) **SAME AS ABOVE**

Brief Description of Business **Drill, complete and operate natural gas wells.**

Type of Business Organization

[ ] corporation [X] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0] 1]	[0] 5]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [K] [Y]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **DAUGHERTY RESOURCES, INC.**

Business or Residence Address (Number and Street, City, State, Zip Code) **120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KY 40509**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [X] General and/or Managing Partner

Full Name (Last name first, if individual) **DAUGHERTY PETROLEUM, INC.**

Business or Residence Address (Number and Street, City, State, Zip Code) **120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KY 40509**

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **WILLIAM S. DAUGHERTY**

Business or Residence Address (Number and Street, City, State, Zip Code) 120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KY 40509

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **D. MICHAEL WALLEN**

Business or Residence Address (Number and Street, City, State, Zip Code) 120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KY 40509

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **WILLIAM G. BARR III**

Business or Residence Address (Number and Street, City, State, Zip Code) 120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KY 40509

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) **MICHAEL P. WINDISCH**

Business or Residence Address (Number and Street, City, State, Zip Code)
120 PROSPEROUS PLACE, SUITE 201, LEXINGTON, KENTUCKY 40509

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? **$ 35,000**

3. Does the offering permit joint ownership of a single unit?..................... Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1013 37TH Avenue, Greeley, CO 80634

Name of Associated Broker or Dealer **Community Bankers Securities**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☒	[AK] ☐	[AZ] ☒	[AR] ☐	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☒	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☐	[ID] ☒
[IL] ☒	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☒	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☐	[MO] ☐
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☐	[NJ] ☐	[NM] ☒	[NY] ☒	[NC] ☒	[ND] ☒	[OH] ☐	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☐	[SC] ☐	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☐	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☒

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
95 Revere Drive, Suite A, Northbrook, IL 60062

Name of Associated Broker or Dealer **Dillon Capital, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☒	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FL] ☒	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☒	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☒	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☒	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☒
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☒	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☒

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
120 Prosperous Place, Suite 201, Lexington, KY 40509

Name of Associated Broker or Dealer **DPI Finders Fee**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FL] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2170 W. State Road 434, Suite 100, Longwood, FL 32779

Name of Associated Broker or Dealer **Empire Financial Group, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☒ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FL] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 2047, Vista, CA 92085-2047

Name of Associated Broker or Dealer **Empire Securities Corporation**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☒	[AR] ☐	[CA] ☒	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[FL] ☐	[GA] ☐	[HI] ☒	[ID] ☐
[IL] ☒	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☒	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☒
[MT] ☐	[NE] ☐	[NV] ☒	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☒	[PA] ☒
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☒	[UT] ☒	[VT] ☐	[VA] ☐	[WA] ☒	[WV] ☐	[WI] ☒	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
EP III 11350 McCormick Road, Suite 901, Hunt Valley, MD 21031

Name of Associated Broker or Dealer **Global Brokerage Services, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☒	[AR] ☐	[CA] ☒	[CO] ☐	[CT] ☒	[DE] ☒	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☐	[ID] ☒
[IL] ☒	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☒	[MA] ☒	[MD] ☒	[ME] ☐	[MI] ☐	[MN] ☒	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☒	[NV] ☒	[NH] ☒	[NJ] ☒	[NM] ☒	[NY] ☒	[NC] ☒	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☒	[PA] ☒
[RI] ☐	[SC] ☒	[SD] ☐	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☐	[VA] ☒	[WA] ☒	[WV] ☐	[WI] ☒	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5002 West Waters Avenue, Tampa, FL 33634

Name of Associated Broker or Dealer **Gunn Allen Financial, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☒ All States

[AL] ☐ [AK] ☐ [AR] ☐ [AZ] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DC] ☐ [DE] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [IA] ☐
[ID] ☐ [IL] ☐ [IN] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [MA] ☐ [MD] ☐ [ME] ☐ [MI] ☐ [MN] ☐ [MO] ☐ [MS] ☐
[MT] ☐ [NC] ☐ [ND] ☐ [NE] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NV] ☐ [NY] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA] ☐
[PR] ☐ [RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VA] ☐ [VT] ☐ [WA] ☐ [WI] ☐ [WV] ☐ [WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3900 Bay Hill Court, Fairfax, VA 22033

Name of Associated Broker or Dealer **HFS Capital**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐ [AK] ☐ [AR] ☐ [AZ] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DC] ☐ [DE] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [IA] ☐
[ID] ☐ [IL] ☐ [IN] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [MA] ☐ [MD] ☐ [ME] ☐ [MI] ☐ [MN] ☐ [MO] ☐ [MS] ☐
[MT] ☐ [NC] ☐ [ND] ☐ [NE] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NV] ☐ [NY] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA] ☐
[PR] ☐ [RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VA] ☒ [VT] ☐ [WA] ☐ [WI] ☐ [WV] ☐ [WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3008 La Ventana, San Clemente, CA 92672

Name of Associated Broker or Dealer **James H. Goode Jr.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐ [AK] ☐ [AR] ☐ [AZ] ☐ [CA] ☒ [CO] ☐ [CT] ☐ [DC] ☐ [DE] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [IA] ☐
[ID] ☐ [IL] ☐ [IN] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [MA] ☐ [MD] ☐ [ME] ☐ [MI] ☐ [MN] ☒ [MO] ☐ [MS] ☐
[MT] ☐ [NC] ☐ [ND] ☐ [NE] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NV] ☐ [NY] ☐ [OH] ☒ [OK] ☐ [OR] ☐ [PA] ☐
[PR] ☐ [RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VA] ☐ [VT] ☐ [WA] ☐ [WI] ☐ [WV] ☐ [WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
Fifty Broadway, 13th Floor, New York, NY 10004

Name of Associated Broker or Dealer **Keane Securities Company, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☒	[AR] ☒	[AZ] ☐	[CA] ☒	[CO] ☒	[CT] ☒	[DC] ☒	[DE] ☐	[FL] ☒	[GA] ☒	[HI] ☐	[IA] ☐
[ID] ☒	[IL] ☒	[IN] ☒	[KS] ☐	[KY] ☒	[LA] ☒	[MA] ☒	[MD] ☒	[ME] ☐	[MI] ☒	[MN] ☐	[MO] ☐	[MS] ☒
[MT] ☒	[NC] ☐	[ND] ☐	[NE] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NV] ☒	[NY] ☒	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☒
[PR] ☐	[RI] ☒	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☒	[UT] ☐	[VA] ☒	[VT] ☒	[WA] ☒	[WI] ☐	[WV] ☐	[WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
555 S. Renton Village Place, Suite 700, Renton, WA 98055

Name of Associated Broker or Dealer **Pacific West Securities, Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☒	[AK] ☒	[AZ] ☒	[AR] ☐	[CA] ☒	[CO] ☒	[CT] ☒	[DE] ☐	[DC] ☒	[FL] ☒	[GA] ☒	[HI] ☒	[ID] ☒
[IL] ☒	[IN] ☒	[IA] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[ME] ☒	[MD] ☒	[MA] ☒	[MI] ☒	[MN] ☒	[MS] ☒	[MO] ☒
[MT] ☒	[NE] ☒	[NV] ☒	[NH] ☒	[NJ] ☒	[NM] ☒	[NY] ☒	[NC] ☒	[ND] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[RI] ☐	[SC] ☒	[SD] ☒	[TN] ☒	[TX] ☒	[UT] ☒	[VT] ☒	[VA] ☒	[WA] ☒	[WV] ☒	[WI] ☒	[WY] ☒	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
900-H Club Drive, Westerville, OH 43055

Name of Associated Broker or Dealer **Regis Securities Corporation**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AR] ☐	[AZ] ☐	[CA] ☐	[CO] ☒	[CT] ☐	[DC] ☐	[DE] ☐	[FL] ☒	[GA] ☒	[HI] ☐	[IA] ☐
[ID] ☐	[IL] ☒	[IN] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[MA] ☒	[MD] ☐	[ME] ☐	[MI] ☒	[MN] ☒	[MO] ☐	[MS] ☐
[MT] ☐	[NC] ☐	[ND] ☒	[NE] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NV] ☐	[NY] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☒
[PR] ☐	[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☒	[VA] ☒	[VT] ☐	[WA] ☐	[WI] ☒	[WV] ☒	[WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
7730 E. Belleview Avenue, Suite A6-9, Greenwood Village, CO 80111

Name of Associated Broker or Dealer **United Securities Alliance**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☒ All States

[AL] ☐	[AK] ☐	[AR] ☐	[AZ] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DC] ☐	[DE] ☐	[FL] ☐	[GA] ☐	[HI] ☐	[IA] ☐
[ID] ☐	[IL] ☐	[IN] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[MA] ☐	[MD] ☐	[ME] ☐	[MI] ☐	[MN] ☐	[MO] ☐	[MS] ☐
[MT] ☐	[NC] ☐	[ND] ☐	[NE] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NV] ☐	[NY] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[PR] ☐	[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VA] ☐	[VT] ☐	[WA] ☐	[WI] ☐	[WV] ☐	[WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
220 Bush Street, Suite 660, San Francisco, CA 94104

Name of Associated Broker or Dealer **V Trader LLC**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AR] ☐	[AZ] ☐	[CA] ☒	[CO] ☐	[CT] ☐	[DC] ☐	[DE] ☐	[FL] ☐	[GA] ☐	[HI] ☐	[IA] ☐
[ID] ☐	[IL] ☐	[IN] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[MA] ☐	[MD] ☐	[ME] ☐	[MI] ☐	[MN] ☐	[MO] ☐	[MS] ☐
[MT] ☐	[NC] ☐	[ND] ☐	[NE] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NV] ☐	[NY] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[PR] ☐	[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VA] ☐	[VT] ☐	[WA] ☐	[WI] ☐	[WV] ☐	[WY] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
39 West Market Street, Suite 300, Salt Lake City, UT 84101

Name of Associated Broker or Dealer **Wilson-Davis & Co., Inc.**

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☒	[AR] ☐	[AZ] ☒	[CA] ☒	[CO] ☒	[CT] ☐	[DC] ☐	[DE] ☐	[FL] ☒	[GA] ☒	[HI] ☐	[IA] ☒
[ID] ☒	[IL] ☒	[IN] ☒	[KS] ☒	[KY] ☒	[LA] ☒	[MA] ☐	[MD] ☒	[ME] ☐	[MI] ☒	[MN] ☐	[MO] ☒	[MS] ☐
[MT] ☒	[NC] ☐	[ND] ☐	[NE] ☐	[NH] ☐	[NJ] ☒	[NM] ☒	[NV] ☒	[NY] ☒	[OH] ☒	[OK] ☒	[OR] ☒	[PA] ☒
[PR] ☐	[RI] ☐	[SC] ☒	[SD] ☐	[TN] ☐	[TX] ☒	[UT] ☒	[VA] ☐	[VT] ☐	[WA] ☒	[WI] ☒	[WV] ☐	[WY] ☒

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$___ _NA____	$ NA___
Equity	$ NA	$ NA
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$ NA	$ NA
Partnership Interests .... (MAXIMUM)	$ 12,250,000	$ 0
Other (Specify________________________).	$ __ _NA_	____NA_____
Total	$__12,250,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	________0_	$___ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	NA	$ NA

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	NA	$ NA
Regulation A	NA	$ NA
Rule 504	NA	$ NA
Total	NA	$ NA

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $ NA
Printing and Engraving Costs	[X] $_____7,500___
Legal Fees	[X] $ 10,000
Accounting Fees	[X] $_____5,000___
Engineering Fees	[X]$____15,000_
Sales Commissions (specify finders' fees separately)	[X]$ _1,250,000___
Other Expenses (identify) Misc. organizational and start-up	[ ] $ 25,000
Total ...(PAID BY MANAGING GENERAL PARTNER)	[X]$ 1,312,500

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 12,250,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $	[ ] $________
Purchase of real estate	[ ] $____	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $____	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $_______	[ ] $_______
Other (specify):___PAYMENT TO DAUGHERTY AS TURNKEY DRILLER AND OPERATOR TO DRILL, AND COMPLETE PROGRAM WELLS.	[X] 12,250,000	[ ] $
____________________	[ ] $	[ ] $
Column Totals	[X] $12,250,000	[ ] $ 0
Total Payments Listed (column totals added)	[X] $12,250,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
DAUGHERTY PETROLEUM, INC.	WS Daugherty	01/21/05
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
WILLIAM S. DAUGHERTY	PRESIDENT	

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
DAUGHERTY PETROLEUM, INC.		
Name of Signer (Print or Type)	Title (Print or Type)	
WILLIAM S. DAUGHERTY	PRESIDENT	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.